                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

[TCW GALILEO FUNDS LOGO]

TCW GALILEO FUNDS

INTERNATIONAL FUNDS

ASIA PACIFIC EQUITIES

EMERGING MARKETS EQUITIES

EMERGING MARKETS INCOME

SELECT INTERNATIONAL GROWTH EQUITIES


APRIL 30, 2005

INTERNATIONAL

TCW Galileo Funds, Inc.

Table of Contents                                                 April 30, 2005

Letter to Shareholders                                                            1

Performance Summary                                                               2

Schedules of Investments:

   TCW Galileo Asia Pacific Equities Fund                                         3
   TCW Galileo Emerging Markets Equities Fund                                     7
   TCW Galileo Emerging Markets Income Fund                                      12
   TCW Galileo Select International Growth Equities Fund                         16

Statements of Assets and Liabilities                                             20

Statements of Operations                                                         21

Statements of Changes in Net Assets                                              22

Notes to Financial Statements                                                    24

Financial Highlights                                                             31

Shareholder Expenses                                                             38

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule         39

Advisory and Sub-Advisory Agreements Disclosure                                  40

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                        [TCW GALILEO FUNDS LOGO]

To Our Valued Shareholders

We are pleased to submit the April 30, 2005 semi-annual reports for the TCW Galileo Funds. The following pages list each Fund's investment performance.

In keeping with our commitment to make good corporate governance a priority, I am pleased to report that the board has recently decided to create two fund oversight committees: one for the U.S. equity funds and the other for the U.S. fixed income and international funds. The board believes that the creation of these two committees will enhance its ability to oversee the Funds and allow for greater communication between the board and the Funds' portfolio managers.

The TCW Galileo Funds continue to provide our clients with targeted investment strategies featuring competitive expense ratios with no front-end loads or deferral sales charges. We are committed to providing you with superior investment management and distinctive personal service.

On behalf of the board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Galileo Funds, I invite you to visit our web site at WWW.TCW.COM or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,


/s/ Alvin R. Albe

Alvin R. Albe
President and Chief Executive Officer

May 19, 2005

TCW Galileo Funds, Inc.

Performance Summary (Unaudited)                                   April 30, 2005

                                                 NAV     1-YEAR    5-YEAR    10-YEAR     SINCE INCEPTION       INCEPTION DATE
                                               -------   ------    ------    --------    ---------------       ---------------
TCW Galileo Asia Pacific Equities
   Fund -- I Class                             $  9.70    10.91%     0.39%       5.19%              7.44%(1)          04/01/93 (2)
TCW Galileo Emerging Markets
   Equities Fund -- I Class                    $ 11.16    17.86%     3.79%       5.12%              5.14%(1)          06/01/93 (2)
TCW Galileo Emerging Markets
   Income Fund -- I Class                      $  7.91    15.46%    15.52%        N/A              11.58%(1)          09/04/96 (2)
TCW Galileo Emerging Markets
   Income Fund -- N Class                      $  8.74    14.85%      N/A         N/A              11.16%             03/01/04
TCW Galileo Select International
   Growth Equities Fund -- I Class             $  9.76     1.24%    (7.48)%      2.38%              3.24%(1)          12/01/93 (2)
TCW Galileo Select International
   Growth Equities Fund -- N Class             $  9.76     1.24%      N/A         N/A              19.31%             02/01/03
TCW Galileo Select International
   Growth Equities Fund -- K Class             $  9.74     1.04%      N/A         N/A              14.65%             11/01/02

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE, WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

(2)  INCEPTION DATE OF PREDECESSOR LIMITED PARTNERSHIP.

TCW Galileo Asia Pacific Equities Fund

Schedule of Investments (Unaudited)                             April 30, 2005

 NUMBER OF
  SHARES     COMMON STOCK                                                             VALUE
-----------------------------------------------------------------------------------------------
             CHINA (6.4% OF NET ASSETS)
   470,000   China Petroleum & Chemical Corporation, Class H                     $      184,856
   344,000   China Telecom Corporation, Limited                                         117,090
   360,000   COFCO International, Limited                                               152,598
   115,000   GOME Electrical Appliances Holdings, Limited                               113,570
   286,000   PetroChina Company, Limited                                                170,802
    88,000   Weiqiao Textile Company, Limited                                           116,088
   132,000   Yanzhou Coal Mining Company, Limited                                       179,991
                                                                                 --------------
             TOTAL CHINA (COST: $1,088,838)                                           1,034,995
                                                                                 --------------
             HONG KONG (23.1%)
    60,000   China Mobile, Limited                                                      210,407
    72,000   China Netcom Group Corporation, Limited                                     97,281
    87,000   CLP Holdings, Limited                                                      493,203
    88,000   Cosco Pacific, Limited                                                     190,849
   106,000   Hang Lung Group, Limited                                                   191,160
   122,000   Hong Kong Exchanges & Clearing, Limited                                    297,415
    66,000   Hopewell Holdings, Limited                                                 160,699
    50,000   Hutchison Whampoa, Limited                                                 446,492
   324,000   I.T., Limited                                                               86,239 *
   109,000   Lifestyle International Holdings, Limited                                  170,954
   254,000   Silver Grant International Industries, Limited                             124,061 *
    86,000   Singamas Container Holdings, Limited                                        79,709
    53,370   Sun Hung Kai Properties, Limited                                           511,070
   174,000   TPV Technology, Limited                                                    109,007
    71,000   Wharf Holdings, Limited                                                    237,107
    52,000   Wing Hang Bank, Limited                                                    328,567
                                                                                 --------------
             TOTAL HONG KONG (COST: $3,709,198)                                       3,734,220
                                                                                 --------------
             INDONESIA (3.1%)
   142,000   PT Bank Danamon Tbk                                                         69,215
   692,000   PT Telekomunikasi Indonesia Tbk                                            311,150
   404,000   PT United Tractors Tbk                                                     124,468
                                                                                 --------------
             TOTAL INDONESIA (COST: $520,642)                                           504,833
                                                                                 --------------
             MALAYSIA (6.2%)
    23,198   Aminvestment Group BHD                                                       8,547 *
   155,200   AMMB Holdings BHD                                                          103,115
    37,400   Genting BHD                                                                181,287
   152,250   Public Bank BHD                                                            276,956
   183,900   SP Setia BHD                                                               193,579
    94,000   Telekom Malaysia BHD                                                       238,868
                                                                                 --------------
             TOTAL MALAYSIA (COST: $1,080,717)                                        1,002,352
                                                                                 --------------
             PHILIPPINES (0.7%)
    98,600   Ayala Land, Incorporated (Foreign)                                          14,273
     1,800   Philippine Long Distance Telephone Company                                  46,354
    94,200   Semirara Mining Corporation                                                 57,397 *
                                                                                 --------------
             TOTAL PHILIPPINES (COST: $142,992)                                         118,024
                                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
  SHARES     COMMON STOCK                                                             VALUE
-----------------------------------------------------------------------------------------------
             SINGAPORE (9.1%)
    52,000   Capitaland, Limited                                                 $       81,190
    39,000   City Developments, Limited                                                 164,822
    25,000   DBS Group Holdings, Limited                                                218,838
    88,000   First Engineering, Limited                                                  60,377
   160,000   Jaya Holdings, Limited                                                     102,606
    50,000   Keppel Corporation, Limited                                                328,335
    28,000   Oversea-Chinese Banking Corporation, Limited                               229,961
   113,000   Unisteel Technology, Limited                                               114,531
    20,000   United Overseas Bank, Limited                                              175,018
                                                                                 --------------
             TOTAL SINGAPORE (COST: $1,381,270)                                       1,475,678
                                                                                 --------------
             SOUTH KOREA (25.8%)
     4,210   Able C&C, Incorporated                                                     230,112 *
     2,000   Daekyo Company, Limited (Foreign)                                          115,514
    11,250   Hana Bank                                                                  283,963
    25,020   Hanjin Heavy Industries & Construction Company, Limited                    293,507
     6,270   Hyundai Mobis                                                              410,306
     1,480   Kookmin Bank                                                                62,824
     3,720   KT Corporation                                                             142,335
    10,670   KT&G Corporation                                                           386,005
     1,304   Pohang Iron & Steel Company, Limited                                       237,533
     2,950   Samsung Electronics Company, Limited                                     1,349,210
     2,000   Samsung Fire & Marine Insurance                                            137,181
     2,310   Samsung SDI Company, Limited                                               227,074
       520   Shinsegae Company, Limited                                                 166,872
       770   SK Telecom Company, Limited                                                127,506
                                                                                 --------------
             TOTAL SOUTH KOREA (COST: $3,899,291)                                     4,169,942
                                                                                 --------------
             TAIWAN (19.5%)
    55,000   Asustek Computer, Incorporated                                             147,138
    98,000   Au Optronics Corporation (Foreign)                                         155,399
    94,000   Cathay Financial Holding Company, Limited                                  170,473
   118,530   China Steel Corporation                                                    121,910
     7,750   China Steel Corporation (144A) (GDR)                                       158,875**
   389,350   Chinatrust Financial Holding Company, Limited                              447,121
   300,000   Eva Airways Corporation                                                    138,790 *
    87,000   Formosa Chemicals & Fibre Corporation                                      177,073
    38,717   Hon Hai Precision Industry Company, Limited (144A) (GDR)                   363,940**
    20,000   MediaTek, Incorporated                                                     151,481
   150,000   Taiwan Cellular Corporation                                                150,607
   143,000   Taiwan Fertilizer Company, Limited                                         174,494
    48,637   Taiwan Semiconductor Manufacturing Company, Limited                         80,880
    79,650   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                  685,787
    45,063   Yuanta Core Pacific Securities Company, Limited                             32,071
                                                                                 --------------
             TOTAL TAIWAN (COST: $3,063,904)                                          3,156,039
                                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 NUMBER OF
  SHARES     COMMON STOCK                                                            VALUE
-----------------------------------------------------------------------------------------------
             THAILAND (3.6%)
    50,700   Advanced Info Service Public Company, Limited                       $      122,060
    80,500   Bangkok Bank Public Company, Limited                                       218,282
    47,100   PTT Public Company, Limited                                                238,723
                                                                                 --------------
             TOTAL THAILAND (COST: $586,710)                                            579,065
                                                                                 --------------
             TOTAL COMMON STOCK (COST: $15,473,562) (97.5%)                          15,775,148
                                                                                 --------------

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS
-----------------------------------------------------------------------------------------------
$  289,332   Foreign Currency Call Accounts                                             291,266
    76,643   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05               76,643
                                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS (COST: $365,975) (2.3%)                       367,909
                                                                                 --------------
             TOTAL INVESTMENTS (COST: $15,839,537) (99.8%)                           16,143,057
             EXCESS OF OTHER ASSETS OVER LIABILITIES (0.2%)                              26,401
                                                                                 --------------
             NET ASSETS (100.0%)                                                 $   16,169,458
                                                                                 ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
    * NON-INCOME PRODUCING.
   ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
      OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED BUYERS. AT APRIL 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $522,815 OR 3.2% OF NET ASSETS. THESE SECURITIES ARE DETERMINED TO BE LIQUID BY THE FUND'S BOARD OF DIRECTORS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Asia Pacific Equities Fund

Investments by Industry (Unaudited)

                                                        PERCENTAGE OF
INDUSTRY                                                  NET ASSETS
----------------------------------------------------------------------
Airlines                                                      0.9%
Apparel Retailers                                             0.5
Automotive                                                    2.5
Banking                                                      13.6
Beverages, Food & Tobacco                                     3.3
Chemicals                                                     2.2
Coal                                                          1.5
Commercial Services                                           1.2
Communications                                                5.8
Computers & Information                                       0.9
Containers & Packaging                                        0.5
Cosmetics & Personal Care                                     1.4
Electric Utilities                                            3.0
Electrical Equipment                                          2.2
Electronics                                                  15.7
Financial Services                                            4.1
Heavy Machinery                                               0.8
Industrial--Diversified                                       5.2
Insurance                                                     1.9
Lodging                                                       1.1
Machinery                                                     1.4
Media--Broadcasting & Publishing                              0.7
Metals                                                        3.2
Oil & Gas                                                     3.7
Radio Telephone Communications                                0.8
Real Estate                                                  10.4
Retailers                                                     2.1
Telecommunications                                            0.7
Telephone Communications, exc. Radio                          1.8
Telephone Systems                                             1.3
Textiles, Clothing & Fabrics                                  0.7
Transportation                                                2.4
Short-Term Investments                                        2.3
                                                          -------
     Total                                                   99.8%
                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Equities Fund

Schedule of Investments (Unaudited)                            April 30, 2005

NUMBER OF
  SHARES     EQUITY SECURITIES                                                        VALUE
------------------------------------------------------------------------------------------------
             COMMON STOCK

             ARGENTINA (COST: $141,243) (1.8% OF NET ASSETS)
     7,209   Irsa Inversiones y Representaciones, S.A. (GDR)                     $        81,173 *
     1,729   Tenaris, S.A. (ADR)                                                          98,812
                                                                                 ---------------
                                                                                         179,985
                                                                                 ---------------
             BRAZIL (7.6%)
     5,188   Banco Bradesco, S.A. (ADR)                                                  160,309 +
        24   Banco Itau Holding Financeira, S.A.                                           4,174
     6,900   Companhia Siderurgica Nacional, S.A. (ADR)                                  150,972 +
    10,900   Petroleo Brasileiro, S.A. (ADR)                                             400,575
     4,100   Submarino S.A. (144A) (GDR)                                                  55,822***
                                                                                 ---------------
             TOTAL BRAZIL (COST: $542,617)                                               771,852
                                                                                 ---------------
             CHINA (2.8%)
   305,990   China Telecom Corporation, Limited                                          104,152
     1,400   PetroChina Company, Limited (ADR)                                            83,594
   258,000   Sinopec Shanghai Petrochemical Company, Limited, Class H                     95,525 *
                                                                                 ---------------
             TOTAL CHINA (COST: $282,578)                                                283,271
                                                                                 ---------------
             GREAT BRITAIN (COST: $229,378) (2.3%)
    10,679   Anglo American PLC                                                          237,869
                                                                                 ---------------
             HONG KONG (5.7%)
    53,500   China Mobile, Limited                                                       187,613
    31,000   Citic Pacific, Limited                                                       93,260
     3,672   CNOOC, Limited (ADR)                                                        197,627
    48,000   Cosco Pacific, Limited                                                      104,100
                                                                                 ---------------
             TOTAL HONG KONG (COST: $510,071)                                            582,600
                                                                                 ---------------
             INDIA (1.3%)
        46   Infosys Technologies, Limited (ADR)                                           2,723 +
     3,634   State Bank of India (GDR)                                                   130,279
                                                                                 ---------------
             TOTAL INDIA (COST: $94,942)                                                 133,002
                                                                                 ---------------
             INDONESIA (2.0%)
    74,000   PT Astra International Tbk                                                   81,886
   452,000   PT Bank Rakyat Indonesia Tbk                                                126,673
                                                                                 ---------------
             TOTAL INDONESIA (COST: $146,704)                                            208,559
                                                                                 ---------------
             ISRAEL (5.4%)
    31,095   Bank Hapoalim, Limited                                                      106,780
    38,373   Bank Leumi, Limited                                                         109,070
        83   Koor Industries, Limited                                                      4,988 *
     6,700   Teva Pharmaceutical Industries, Limited (ADR)                               209,308
    24,127   United Mizrahi Bank, Limited                                                116,851 *
                                                                                 ---------------
             TOTAL ISRAEL (COST: $434,514)                                               546,997
                                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NUMBER OF
  SHARES     EQUITY SECURITIES                                                        VALUE
------------------------------------------------------------------------------------------------
             MALAYSIA (3.4%)
    65,850   Public Bank BHD                                                     $       119,787
   117,300   SP Setia BHD                                                                123,474
    41,600   Telekom Malaysia BHD                                                        105,712
                                                                                 ---------------
             TOTAL MALAYSIA (COST: $375,460)                                             348,973
                                                                                 ---------------
             MEXICO (2.3%)
     1,908   America Movil, S.A. de C.V. (ADR)                                            94,732
    18,200   Grupo Modelo, S.A. de C.V., Series C                                         51,700
     2,710   Telefonos de Mexico, S.A. de C.V. (ADR)                                      91,869
                                                                                 ---------------
             TOTAL MEXICO (COST: $191,858)                                               238,301
                                                                                 ---------------
             RUSSIA (6.4%)
     1,836   MMC Norilsk Nickel (ADR)                                                    101,898
     4,200   Mobile Telesystems (ADR)                                                    141,120 +
     1,798   OAO Gazprom (ADR)                                                            60,682
       800   OAO LUKOIL (ADR)                                                            108,000
     2,900   Surgutneftegaz (ADR)                                                        101,355
     4,400   Vimpel-Communications (ADR)                                                 143,968 *
                                                                                 ---------------
             TOTAL RUSSIA (COST: $650,117)                                               657,023
                                                                                 ---------------
             SOUTH AFRICA (6.9%)
     2,359   Anglo American Platinum Corporation, Limited                                 93,298
     7,299   Barloworld, Limited                                                         110,776
     5,920   Liberty Group, Limited                                                       60,529
     6,533   Remgro, Limited                                                              98,622
        22   Sappi, Limited (ADR)                                                            220
     6,200   Sasol, Limited (ADR)                                                        144,150 +
     9,443   Standard Bank Group, Limited                                                 94,753
     5,835   Telkom SA, Limited                                                          101,933
                                                                                 ---------------
             TOTAL SOUTH AFRICA (COST: $607,148)                                         704,281
                                                                                 ---------------
             SOUTH KOREA (24.1%)
     3,990   Hana Bank                                                                   100,712
     7,900   Hyundai Motor Company (144A) (GDR)                                          209,508**
         8   Kookmin Bank                                                                    340
     2,637   Kookmin Bank (ADR)                                                          112,732
    13,256   KT&G Corporation (144A) (GDR)                                               235,957**
    10,988   LG Electronics, Incorporated (GDR)                                          203,827
     1,240   Pohang Iron & Steel Company, Limited                                        225,875
       900   Posco (ADR)                                                                  40,977
       686   Samsung Electronics Company, Limited (GDR)                                  154,693
       956   Samsung Electronics Company, Limited                                        437,235
    11,220   Shinhan Financial Group Company, Limited                                    292,821
     3,490   SK Corporation                                                              195,695
    12,800   SK Telecom Company, Limited (ADR)                                           249,088 +
                                                                                 ---------------
             TOTAL SOUTH KOREA (COST: $1,783,810)                                      2,459,460
                                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NUMBER OF
  SHARES     EQUITY SECURITIES                                                        VALUE
------------------------------------------------------------------------------------------------
             TAIWAN (15.6%)
     9,448   China Steel Corporation (GDR)                                       $       193,684
   233,867   Chinatrust Financial Holding Company, Limited                               268,568
     5,700   Chunghwa Telecom Company, Limited (ADR)                                     115,539
     9,513   Compal Electronics, Incorporated (GDR)                                       44,521
    56,200   Formosa Plastics Corporation                                                 96,253
   304,000   Formosa Taffeta Company                                                     152,562
    11,046   Fubon Financial Holding Company (GDR)                                        97,205
    68,560   Nan Ya Plastic Corporation                                                   98,408
   229,567   Taishin Financial Holdings Company, Limited                                 206,098
   104,000   Taiwan Cellular Corporation                                                 104,421
    25,633   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                   220,700
                                                                                 ---------------
             TOTAL TAIWAN (COST: $1,570,962)                                           1,597,959
                                                                                 ---------------
             THAILAND (5.5%)
    45,800   Advanced Info Service Public Company, Limited                               110,264
    36,327   Bangkok Bank Public Company, Limited                                         98,503
   278,214   Land and Houses Public Company, Limited                                      51,643
    41,616   PTT Public Company, Limited                                                 210,927
    14,900   Siam Cement Public Company, Limited                                          89,765
                                                                                 ---------------
             TOTAL THAILAND (COST: $542,288)                                             561,102
                                                                                 ---------------
             TOTAL COMMON STOCK (COST: $8,103,690) (93.1%)                             9,511,234
                                                                                 ---------------
             PREFERRED STOCK

             BRAZIL (4.1%)
     6,000   Companhia Vale do Rio Doce (ADR)                                            139,200
    13,820   Tele Norte Leste Participacoes, S.A. (TELEMAR) (ADR)                        204,536 +
     4,000   Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                         78,700
                                                                                 ---------------
             TOTAL PREFERRED STOCK (COST: $394,326) (4.1%)                               422,436
                                                                                 ---------------
             TOTAL EQUITY SECURITIES (COST: $8,498,016) (97.2%)                        9,933,670
                                                                                 ---------------

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------
$   23,841   American Beacon Funds, 2.837%, due 05/02/05                                  23,841***
       662   Bank of America, 2.77%, due 06/01/05                                            662***
    43,965   Bank of America, 2.8%, due 06/09/05                                          43,965***
    17,881   Bank of America, 2.82%, due 05/16/05                                         17,881***
    17,881   Bank of Montreal, 2.938%, due 05/04/05                                       17,881***
    13,487   Bank of Nova Scotia, 2.88%, due 05/11/05                                     13,487***
    25,272   Bank of Nova Scotia, 2.88%, due 05/16/05                                     25,272***
    47,683   Bank of Nova Scotia, 3.01%, due 05/31/05                                     47,683***
    29,802   Barclays Bank PLC, 2.95%, due 06/14/05                                       29,802***
    11,921   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                           11,921***
   126,104   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                   126,104***
    14,301   BNP Paribas, 2.93%, due 06/07/05                                             14,301***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS                                                   VALUE
------------------------------------------------------------------------------------------------
$   11,921   Branch Banker & Trust, 2.935%, due 06/06/05                         $        11,921***
    41,723   Calyon, 2.925%, due 06/03/05                                                 41,723***
    23,841   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                      23,841***
    15,102   Citigroup, Inc., 3.03%, due 07/06/05                                         15,102***
    11,932   Citigroup, Inc., 3.1%, due 07/25/05                                          11,932***
     5,960   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                         5,960***
     5,960   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                        5,960***
     7,024   Den Danske Bank, 2.8%, due 05/06/05                                           7,024***
    81,895   Den Danske Bank, 2.93%, due 05/02/05                                         81,895***
    23,841   Dexia Group, 2.8%, due 05/05/05                                              23,841***
    11,958   Dexia Group, 3.01%, due 06/22/05                                             11,958***
    17,361   Fairway Finance Corp., 3.011%, due 05/05/05                                  17,361***
    69,546   Foreign Currency Call Accounts                                               69,075
    11,802   Fortis Bank, 2.97%, due 06/13/05                                             11,802***
    29,802   Fortis Bank, 3%, due 05/24/05                                                29,802***
    39,111   Fortis Bank, 3.01%, due 06/24/05                                             39,111***
   243,199   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05               243,199
    36,107   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                  36,107***
     9,418   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05                9,418***
    11,751   Merrimac Cash Fund-Premium Class, 2.742%, due 05/02/05                       11,751***
    11,921   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05                     11,921***
    29,325   Royal Bank of Scotland, 2.87%, due 05/10/05                                  29,325***
    23,036   Royal Bank of Scotland, 2.94%, due 06/07/05                                  23,036***
    29,921   Royal Bank of Scotland, 2.95%, due 06/10/05                                  29,921***
    39,457   Sheffiled Receivables Corp., 2.947%, due 05/20/05                            39,457***
     5,126   Svenska Handlesbanken, 2.9%, due 05/17/05                                     5,126***
    56,346   Toronto Dominion Bank, 2.75%, due 05/09/05                                   56,346***
    10,654   UBS AG, 2.805%, due 05/03/05                                                 10,654***
    23,841   Wells Fargo & Co., 3%, due 05/27/05                                          23,841***
                                                                                 ---------------
             TOTAL SHORT-TERM INVESTMENTS (COST: $1,311,681) (12.8%)                   1,311,210
                                                                                 ---------------
             TOTAL INVESTMENTS (COST: $9,809,697) (110.0%)                            11,244,880
             LIABILITIES IN EXCESS OF OTHER ASSETS (- 10.0%)                          (1,022,665)
                                                                                 ---------------
             NET ASSETS (100.0%)                                                 $    10,222,215
                                                                                 ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
    * NON-INCOME PRODUCING.
   ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED BUYERS. AT APRIL 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $501,287 OR 4.90% OF NET ASSETS. THESE SECURITIES ARE DETERMINED TO BE LIQUID BY THE FUND'S BOARD OF DIRECTORS.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

                                                        PERCENTAGE OF
INDUSTRY                                                  NET ASSETS
----------------------------------------------------------------------
Automotive                                                    2.9%
Banking                                                      16.9
Banking & Financial Services                                  1.3
Beverages, Food & Tobacco                                     2.8
Building Materials                                            0.9
Chemicals                                                     4.8
Commercial Services                                           1.0
Communications                                                5.3
Computers & Information                                       0.4
Electronics                                                   9.9
Financial Services                                            4.7
Home Construction, Furnishings & Appliances                   0.5
Insurance                                                     0.6
Metals                                                       11.0
Mining                                                        2.4
Oil & Gas                                                    13.8
Pharmaceuticals                                               2.1
Radio Telephone Communications                                4.8
Real Estate                                                   2.0
Retail                                                        0.5
Telephone Communications, exc. Radio                          3.9
Telephone Systems                                             3.2
Textiles, Clothing & Fabrics                                  1.5
Short-Term Investments                                       12.8
                                                          -------
    Total                                                   110.0%
                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Schedule of Investments (Unaudited)

 PRINCIPAL
  AMOUNT       FIXED INCOME SECURITIES                                                               VALUE
--------------------------------------------------------------------------------------------------------------
               ARGENTINA (9.0% OF NET ASSETS)
$  2,500,000   Banco de Galicia y Buenos, (Reg. S), 5.44%, due 01/01/10                           $  2,237,500
   3,000,000   Republic of Argentina, 1.98%, due 08/03/12                                            2,502,000
     350,304   Transportadora de Gas del Sur S.A., (144A), 7%, due 12/15/13, Series B-AP               324,031 *
     431,472   Transportadora de Gas del Sur S.A., (Reg. S), 7%, due 12/15/13, Series B-A              399,112
     158,064   Transportadora de Gas del Sur S.A., (Reg. S), 7%, due 12/15/13, Series B-AP             148,580
                                                                                                  ------------
               TOTAL ARGENTINA (COST: $4,966,773)                                                    5,611,223
                                                                                                  ------------
               BRAZIL (9.3%)
     800,000   Republic of Brazil, 9.25%, due 10/22/10                                                 862,000
   1,350,000   Republic of Brazil, 10%, due 08/07/11                                                 1,498,500
   2,700,000   Republic of Brazil, 14.5%, due 10/15/09                                               3,456,000
                                                                                                  ------------
               TOTAL BRAZIL (COST: $3,248,201)                                                       5,816,500
                                                                                                  ------------
               CHINA (4.6%)
     800,000   AES China Generating Company, 8.25%, due 06/26/10                                       815,832 *
     840,000   Asia Aluminum Holdings, Limited, (144A), 8%, due 12/23/11                               795,900***
   1,500,000   New Asat Finance, Limited, (Reg. S), 9.25%, due 02/01/11                              1,245,000
                                                                                                  ------------
               TOTAL CHINA (COST: $2,958,442)                                                        2,856,732
                                                                                                  ------------
               COLOMBIA (4.8%)
     550,000   Chivor S.A., (144A), 9.75%, due 12/30/14                                                555,500 *
   1,520,000   Republic of Colombia, 8.7%, due 02/15/16                                              1,504,800
     836,241   Republic of Colombia, 9.75%, due 04/09/11                                               929,900
                                                                                                  ------------
               TOTAL COLOMBIA (COST: $2,771,403)                                                     2,990,200
                                                                                                  ------------
               DOMINICAN REPUBLIC (COST: $2,358,922) (2.2%)
   2,660,000   Tricom S.A., 11.375%, due 09/01/04                                                    1,409,800 #
                                                                                                  ------------
               GUATEMALA (COST: $850,859) (1.3%)
     850,000   Empresa Electric a de Guatemala, (144A), 8.5%, due 12/21/14                             824,500 *
                                                                                                  ------------
               HONG KONG (2.2%)
     575,000   City Telecom HK, Limited, (144A), 8.75%, due 02/01/15                                   552,000 *
     900,000   Noble Group Limited, (144A), 6.625%, due 03/17/15                                       802,266 *
                                                                                                  ------------
               TOTAL HONG KONG (COST: $1,477,843)                                                    1,354,266
                                                                                                  ------------
               INDIA (1.9%)
     960,000   Vedanta Resources PLC, (144A), 6.625%, due 02/22/10                                     912,000 *
     290,000   Vedanta Resources PLC, (Reg. S), 6.625%, due 02/22/10                                   275,500
                                                                                                  ------------
               TOTAL INDIA (COST: $1,244,734)                                                        1,187,500
                                                                                                  ------------
               INDONESIA (5.8%)
   1,040,000   PT Kaltim Prima Coal, Variable Rate based on 3 Month LIBOR + 4%,
                 due 04/13/07                                                                        1,032,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
  AMOUNT       FIXED INCOME SECURITIES                                                               VALUE
--------------------------------------------------------------------------------------------------------------
               INDONESIA (CONTINUED)
$    852,000   Republic of Indonesia, Loan Participation Agreement dated 03/28/94,
                 Barclays Bank PLC as Counterparty for Principal Amount of $489,900, and
                 Deutsche Bank AG as Counterparty for Principal Amount of $362,100,
                 Variable Rate based on LIBOR + 0.875%, due 03/28/13                              $    783,840
   2,251,840   Republic of Indonesia, Loan Participation Agreement dated 06/14/95,
                 Credit Suisse First Boston International as Counterparty for Principal
                 Amount of $1,686,400, and Deutsche Bank AG as Counterparty
                 for Principal Amount of $565,440, Variable Rate based on
                 LIBOR + 0.875%, due 12/14/19                                                        1,846,509
                                                                                                  ------------
               TOTAL INDONESIA (COST: $3,430,946)                                                    3,662,549
                                                                                                  ------------
               ISRAEL (COST: $1,000,000) (1.6%)
   1,000,000   Delek & Avner-Yam Tethys, (144A), 4.06%, due 08/01/13                                   996,250 *
                                                                                                  ------------
               IVORY COAST (COST: $640,000) (1.2%)
   4,000,000   Republic of Ivory Coast, 2%, due 03/29/18                                               725,000
                                                                                                  ------------
               KAZAKHSTAN (3.0%)
   1,000,000   Kazkommerts International B.V., (144A), 7.875%, due 04/07/14                            990,300 *
     900,000   Turanalem Finance B.V., (144A), 8%, due 03/24/14                                        889,920 *
                                                                                                  ------------
               TOTAL KAZAKHSTAN (COST: $1,798,738)                                                   1,880,220
                                                                                                  ------------
               MEXICO (5.8%)
   2,113,911   Grupo Isuacell, S.A. de C.V., 10%, due 06/15/07                                       2,059,000
     605,000   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 10.25%,
                 due 06/15/07                                                                          638,275
     900,000   TFM S.A. de C.V., (144A), 9.375%, due 05/01/12                                          904,500 *
                                                                                                  ------------
               TOTAL MEXICO (COST: $4,389,735)                                                       3,601,775
                                                                                                  ------------
               QATAR (COST: $579,150) (1.0%)
     540,000   Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14                         636,147
                                                                                                  ------------
               RUSSIA (9.7%)
     550,000   Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08                                  592,625
   3,500,000   Russian Federation, 3%, due 05/14/11                                                  2,983,750
   2,345,000   Russian Federation, (Reg. S), 5%, due 03/31/30                                        2,494,494
                                                                                                  ------------
               TOTAL RUSSIA (COST: $5,729,163)                                                       6,070,869
                                                                                                  ------------
               SINGAPORE (1.8%)
     800,000   STATS ChipPac, Limited, (144A), 6.75%, due 11/15/11                                     771,200 *
     400,000   STATS ChipPac, Limited, (Reg. S), 6.75%, due 11/15/11                                   385,600
                                                                                                  ------------
               TOTAL SINGAPORE (COST: $1,190,271)                                                    1,156,800
                                                                                                  ------------
               SOUTH KOREA (COST: $851,838) (1.3%)
     850,000   Hanarotelecom, Inc., (144A), 7%, due 02/01/12                                           813,875 *
                                                                                                  ------------
               TURKEY (COST: $900,000) (1.4%)
     900,000   Bosphorus Financial Services, (144A), 4.81%, due 02/15/12                               855,000 *
                                                                                                  ------------
               TOTAL FIXED INCOME SECURITIES (COST: $40,387,018) (67.9%)                            42,449,206
                                                                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL
  AMOUNT       CURRENCY OPTIONS (0.2%)                                                               VALUE
--------------------------------------------------------------------------------------------------------------
$ 50,000,000   USD Call/ HKD Put, Strike Price HKD 7.80, expire 01/12/07                          $     75,000
   2,850,000   USD Put/ INR Call, Strike Price INR 44.45, expire 04/18/06                               62,501
                                                                                                  ------------
               TOTAL CURRENCY OPTIONS (COST: $234,850) (0.2%)                                          137,501
                                                                                                  ------------

               SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------------------------------
      12,884   Foreign Currency Call Accounts                                                           12,514
  14,021,372   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05                        14,021,372
                                                                                                  ------------
               TOTAL SHORT-TERM INVESTMENTS (COST: $14,034,256) (22.5%)                             14,033,886
                                                                                                  ------------
               TOTAL INVESTMENTS (COST: $54,656,124) (90.6%)                                        56,620,593
               EXCESS OF OTHER ASSETS OVER LIABILITIES (9.4%)                                        5,902,047
                                                                                                  ------------
               NET ASSETS (100.0%)                                                                $ 62,522,640
                                                                                                  ============

NOTES TO THE SCHEDULE OF INVESTMENTS:
HKD    - HONG KONG DOLLAR
INR    - INDIAN RUPEE
REG. S - INVESTMENTS ISSUED UNDER REGULATION S MAY NOT BE OFFERED, SOLD, OR
         DELIVERED WITHIN THE UNITED STATES EXCEPT UNDER SPECIAL EXEMPTIONS.
       * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES
         ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT
         FROM REGISTRATION, NORMALLY TO QUALIFIED BUYERS. AT APRIL 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $11,803,174 OR 18.9% OF NET ASSETS. THESE SECURITIES ARE DETERMINED TO BE LIQUID BY THE FUND'S BOARD OF DIRECTORS.
      ** NON-INCOME PRODUCING.
       # COMPANY IS IN DEFAULT AND IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Investments by Industry (Unaudited)                               April 30, 2005

                                                         PERCENTAGE OF
INDUSTRY                                                   NET ASSETS
----------------------------------------------------------------------
Banking                                                       3.4%
Banking & Financial Services                                 11.4
Building Materials                                            1.3
Communications                                                0.9
Electric Utilities                                            3.5
Electronics                                                   1.8
Energy & Oil Services                                         1.6
Foreign Government Securities                                31.3
Metals                                                        1.9
Mining                                                        1.7
Oil & Gas                                                     2.4
Telecommunications                                            2.3
Telephone Communications, exc. Radio                          0.9
Telephone Systems                                             1.3
Transportation                                                2.4
Short-Term Investments                                       22.5
                                                          -------
    Total                                                    90.6%
                                                          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Schedule of Investments (Unaudited)

NUMBER OF
  SHARES     COMMON STOCK                                                            VALUE
------------------------------------------------------------------------------------------------
             BRAZIL (2.6% OF NET ASSETS)
    12,000   Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)                         $       503,160 +
     8,000   Submarino S.A. (144A) (GDR)                                                 108,921***
                                                                                 ---------------
             TOTAL BRAZIL (COST: $516,853)                                               612,081
                                                                                 ---------------
             CANADA (COST: $892,305) (3.1%)
    11,400   Research in Motion, Limited                                                 734,274 *
                                                                                 ---------------
             DENMARK (COST: $466,748) (2.1%)
    11,700   TDC A/S                                                                     501,245
                                                                                 ---------------
             FRANCE (15.8%)
    33,800   Alcatel S.A.                                                                364,980 *
    28,100   European Aeronautic Defense and Space Company, N.V.                         803,141
     6,777   Lagardere S.C.A.                                                            491,676
     4,320   Total S.A.                                                                  963,735
    10,860   Veolia Environement                                                         411,566
    25,000   Vivendi Universal S.A.                                                      750,388 +
                                                                                 ---------------
             TOTAL FRANCE (COST: $3,622,767)                                           3,785,486
                                                                                 ---------------
             GERMANY (6.3%)
    10,800   Metro AG                                                                    571,789 +
     5,980   SAP AG                                                                      948,979 +
                                                                                 ---------------
             TOTAL GERMANY (COST: $1,545,287)                                          1,520,768
                                                                                 ---------------
             GREAT BRITAIN (15.7%)
    12,900   AstraZeneca PLC                                                             565,056
    82,772   British Sky Broadcasting PLC                                                859,981
   157,000   EasyJet PLC                                                                 657,923 *
    30,098   GlaxoSmithKline PLC                                                         761,211
       502   Pearson PLC                                                                   6,115
   348,230   Vodafone Group PLC                                                          911,425
                                                                                 ---------------
             TOTAL GREAT BRITAIN (COST: $3,521,368)                                    3,761,711
                                                                                 ---------------
             JAPAN (26.5%)
    22,500   Aoyama Trading Company, Limited                                             588,430
    16,100   Fanuc, Limited                                                              946,913
       109   Mitsubishi Tokyo Financial Group, Incorporated                              941,521
       105   Mizuho Financial Group, Inc.                                                492,645 *
       405   NTT Docomo, Incorporated                                                    626,734
    26,300   Shin-Etsu Chemical Company, Limited                                         969,011
     5,700   SMC Corporation                                                             598,390
    18,000   Sony Corporation                                                            664,137
     8,230   Takefuji Corporation                                                        521,005
                                                                                 ---------------
             TOTAL JAPAN (COST: $6,468,456)                                            6,348,786
                                                                                 ---------------
             NETHERLANDS (10.5%)
    37,700   ASM Lithography Holding, N.V.                                               547,017 *
    39,300   Koninklijke (Royal) Philips Electronics, N.V.                               978,021
    74,500   Koninklijke Ahold N.V.                                                      565,566 *
    30,600   ST Microelectronics, N.V.                                                   436,104 +
                                                                                 ---------------
             TOTAL NETHERLANDS (COST: $2,839,397)                                      2,526,708
                                                                                 ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NUMBER OF
  SHARES     COMMON STOCK                                                            VALUE
------------------------------------------------------------------------------------------------
             RUSSIA (COST: $521,434) (2.2%)
    15,800   Mobile Telesystems (ADR)                                            $       530,880 +
                                                                                 ---------------
             SPAIN (COST: $602,430) (2.8%)
    39,003   Telefonica S.A.                                                             665,127
                                                                                 ---------------
             SWITZERLAND (8.2%)
     1,800   Nobel Biocare Holding AG                                                    386,953
     1,595   Serono S.A.                                                               1,021,317
     3,280   Zurich Financial Services AG                                                557,017 *
                                                                                 ---------------
             TOTAL SWITZERLAND (COST: $1,884,396)                                      1,965,287
                                                                                 ---------------
             TOTAL COMMON STOCK (COST: $22,881,441) (95.8%)                           22,952,353
                                                                                 ---------------

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------
$   72,442   American Beacon Funds, 2.837%, due 05/02/05                                  72,442***
     2,012   Bank of America, 2.77%, due 06/01/05                                          2,012***
   133,587   Bank of America, 2.8%, due 06/09/05                                         133,587***
    54,332   Bank of America, 2.82%, due 05/16/05                                         54,332***
    54,332   Bank of Montreal, 2.938%, due 05/04/05                                       54,332***
    76,789   Bank of Nova Scotia, 2.88%, due 05/11/05                                     76,789***
    40,980   Bank of Nova Scotia, 2.88%, due 05/16/05                                     40,980***
   144,885   Bank of Nova Scotia, 3.01%, due 05/31/05                                    144,885***
    90,553   Barclays Bank PLC, 2.95%, due 06/14/05                                       90,553***
    36,221   Bear Stearns Companies, Inc., 3.135%, due 09/08/05                           36,221***
   383,166   BGI Institutional Money Market Fund, 2.927%, due 05/02/05                   383,166***
    43,455   BNP Paribas, 2.93%, due 06/07/05                                             43,455***
    36,221   Branch Banker & Trust, 2.935%, due 06/06/05                                  36,221***
   126,774   Calyon, 2.925%, due 06/03/05                                                126,774***
    72,442   Canadian Imperial Bank of Commerce, 2.85%, due 05/12/05                      72,442***
    45,888   Citigroup, Inc., 3.03%, due 07/06/05                                         45,888***
    36,255   Citigroup, Inc., 3.1%, due 07/25/05                                          36,255***
    18,111   Credit Suisse First Boston Corp., 2.88%, due 09/09/05                        18,111***
    18,111   Credit Suisse First Boston Corp., 3.055%, due 03/10/06                       18,111***
    21,341   Den Danske Bank, 2.8%, due 05/06/05                                          21,341***
   248,840   Den Danske Bank, 2.93%, due 05/02/05                                        248,840***
    36,334   Dexia Group, 2.8%, due 05/05/05                                              36,334***
    72,442   Dexia Group, 3.01%, due 06/22/05                                             72,442***
    52,751   Fairway Finance Corp., 3.011%, due 05/05/05                                  52,751***
    73,277   Foreign Currency Call Accounts                                               73,396
   118,839   Fortis Bank, 2.97%, due 06/13/05                                            118,839***
    35,859   Fortis Bank, 3%, due 05/24/05                                                35,859***
    90,553   Fortis Bank, 3.01%, due 06/24/05                                             90,553***
   593,704   Investors Bank & Trust Depository Reserve, 1.4%, due 05/02/05               593,704
   109,711   J.P. Morgan Chase & Co., 2.8%, due 05/06/05                                 109,711***
    28,616   Merrill Lynch Premier Institutional Fund, 2.652%, due 05/02/05               28,616***
    35,705   Merrimac Cash Fund - Premium Class, 2.742%, due 05/02/05                     35,705***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
 AMOUNT      SHORT-TERM INVESTMENTS                                                   VALUE
------------------------------------------------------------------------------------------------
$   36,221   Nordea Bank Finland PLC (NY Branch), 2.99%, due 06/21/05            $        36,221***
    90,915   Royal Bank of Scotland, 2.87%, due 05/10/05                                  90,915***
    89,104   Royal Bank of Scotland, 2.94%, due 06/07/05                                  89,104***
    69,995   Royal Bank of Scotland, 2.95%, due 06/10/05                                  69,995***
   119,891   Sheffiled Receivables Corp., 2.947%, due 05/20/05                           119,891***
    15,575   Svenska Handlesbanken, 2.9%, due 05/17/05                                    15,575***
    34,055   TCW Galileo Money Market Fund, 0.99%, due 05/02/05                           34,055 #
   171,208   Toronto Dominion Bank, 2.75%, due 05/09/05                                  171,208***
    32,371   UBS AG, 2.805%, due 05/03/05                                                 32,371***
    72,442   Wells Fargo & Co., 3%, due 05/27/05                                          72,442***
                                                                                 ---------------
             TOTAL SHORT-TERM INVESTMENTS (COST: $3,736,305) (15.6%)                   3,736,424
                                                                                 ---------------
             TOTAL INVESTMENTS (COST: $26,617,746) (111.4%)                           26,688,777
             LIABILITIES IN EXCESS OF OTHER ASSETS (- 11.4%)                          (2,726,625)
                                                                                 ---------------
             NET ASSETS (100.0%)                                                 $    23,962,152
                                                                                 ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN-BASED CORPORATION HELD IN
      U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL GAINS. GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
    * NON-INCOME PRODUCING.
   ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED BUYERS. AT APRIL 30, 2005, THE VALUE OF THESE SECURITIES AMOUNTED TO $108,921 OR 0.5% OF NET ASSETS. THESE SECURITIES ARE DETERMINED TO BE LIQUID BY THE FUND'S BOARD OF DIRECTORS.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
    # AFFILIATED INVESTMENT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Investments by Industry (Unaudited)                               April 30, 2005

                                                         PERCENTAGE OF
INDUSTRY                                                  NET ASSETS
----------------------------------------------------------------------
Aerospace/Defense                                             3.3%
Airlines                                                      2.7
Apparel Retailers                                             2.5
Banking                                                       8.2
Chemicals                                                     4.0
Communications                                                6.5
Computer Services                                             4.0
Electronics                                                  12.1
Environmental Controls                                        1.7
Food Retailers                                                2.4
Heavy Machinery                                               2.5
Insurance                                                     2.3
Media--Broadcasting & Publishing                              8.8
Medical Supplies                                              1.6
Oil & Gas                                                     6.1
Pharmaceuticals                                               9.8
Radio Telephone Communications                                6.4
Retail                                                        0.5
Retailers                                                     2.4
Telecommunications                                            3.1
Telephone Communications, exc. Radio                          4.9
Short-Term Investments                                       15.6
                                                            -----
    Total                                                   111.4%
                                                            =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities (Unaudited)   April 30, 2005

                                                                                                   TCW GALILEO
                                                                     TCW GALILEO    TCW GALILEO       SELECT
                                                      TCW GALILEO      EMERGING       EMERGING    INTERNATIONAL
                                                      ASIA PACIFIC      MARKETS        MARKETS        GROWTH
                                                        EQUITIES       EQUITIES        INCOME        EQUITIES
                                                          FUND           FUND           FUND           FUND
                                                      ------------   ------------   ------------   ------------
                                                                     DOLLAR AMOUNTS IN THOUSANDS
                                                                      (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                           $     16,143   $     11,245   $     56,621   $     26,689
  Receivables for Securities Sold                               62             --          5,063            524
  Receivable for Fund Shares Sold                               --             --            607             --
  Interest and Dividends Receivable                             29             42            598             51
  Unrealized Appreciation of Forward Foreign Currency
    Contracts (Note 10)                                         --             --             43             --
  Foreign Tax Reclaim Receivable                                --             --             --              3
                                                      ------------   ------------   ------------   ------------
     Total Assets                                           16,234         11,287         62,932         27,267
                                                      ------------   ------------   ------------   ------------
LIABILITIES
  Distribution Payable                                          --             --            316             --
  Payable for Securities Purchased                              --             --             --            180
  Payable for Fund Shares Redeemed                              --             --              7             --
  Payables Upon Return of Securities Loaned                     --            999             --          3,035
  Unrealized Depreciation of Forward Foreign Currency
    Contracts (Note 10)                                         --             --             28             --
  Accrued Management Fees                                       11              5             37             14
  Accrued Capital Gain Withholding Taxes                         5             10             --             --
  Other Accrued Expenses                                        49             51             21             76
                                                      ------------   ------------   ------------   ------------
     Total Liabilities                                          65          1,065            409          3,305
                                                      ------------   ------------   ------------   ------------
NET ASSETS                                            $     16,169   $     10,222   $     62,523   $     23,962
                                                      ============   ============   ============   ============
NET ASSETS CONSIST OF:
  Paid-in Capital                                     $     13,058   $     25,975   $     57,730   $     36,297
  Undistributed Net Realized Gain (Loss) on
    Investments and Foreign Currency                         2,785        (17,237)         2,661        (12,380)
  Unrealized Appreciation on Investments,
    Foreign Currency and Currency Contracts (2)                298          1,426          1,980             71
  Undistributed Net Investment Income (Loss)                    28             58            152            (26)
                                                      ------------   ------------   ------------   ------------
NET ASSETS                                            $     16,169   $     10,222   $     62,523   $     23,962
                                                      ============   ============   ============   ============
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                                      $     16,169   $     10,222   $     62,523   $     23,958
                                                      ============   ============   ============   ============
  N Class Shares                                      $         --   $         --   $         --(3)$         --(3)
                                                      ============   ============   ============   ============
  K Class Shares                                      $         --   $         --   $         --   $          4
                                                      ============   ============   ============   ============
CAPITAL SHARES OUTSTANDING:

  I Class                                                1,666,233        916,345      7,899,553      2,454,448
                                                      ============   ============   ============   ============
  N Class                                                       --             --             13             15
                                                      ============   ============   ============   ============
  K Class                                                       --             --             --            454
                                                      ============   ============   ============   ============
NET ASSET VALUE PER SHARE:
  I Class                                             $       9.70   $      11.16   $       7.91   $       9.76
                                                      ============   ============   ============   ============
  N Class                                             $         --   $         --   $       8.74   $       9.76
                                                      ============   ============   ============   ============
  K Class                                             $         --   $         --   $         --   $       9.74
                                                      ============   ============   ============   ============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND AT APRIL 30, 2005 WAS $15,840, $9,810, $54,656 AND $26,618, RESPECTIVELY.
(2) NET OF CAPITAL GAIN WITHHOLDING TAXES OF $5 AND $8 FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND AND THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, RESPECTIVELY.
(3)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Statements of Operations (Unaudited)            Six Months Ended April 30, 2005

                                                                                                   TCW GALILEO
                                                                     TCW GALILEO     TCW GALILEO      SELECT
                                                      TCW GALILEO     EMERGING        EMERGING    INTERNATIONAL
                                                      ASIA PACIFIC     MARKETS         MARKETS        GROWTH
                                                        EQUITIES       EQUITIES        INCOME        EQUITIES
                                                          FUND           FUND           FUND           FUND
                                                      ------------   ------------    -----------   ------------
                                                                     DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends                                           $        183(1)$        160(1) $        --   $        143(1)
  Interest                                                       4              5          2,207              4
  Net Security Lending Income (2)                               --              1             --              5
                                                      ------------   ------------    -----------   ------------
    Total                                                      187            166          2,207            152
                                                      ------------   ------------    -----------   ------------
EXPENSES:
  Management Fees                                               68             48            211             82
  Accounting Service Fees                                        1              1              6              4
  Administration Fees                                           13             11             10             22
  Transfer Agent Fees:
    I Class                                                     14             15             18             14
  Custodian Fees                                                35             19             15             26
  Professional Fees                                             14             14             20             16
  Directors' Fees & Expenses                                     6              6              6              6
  Registration Fees:
    I Class                                                      4              3              9              3
    N Class                                                     --             --             --              3
    K Class                                                     --             --             --              7
  Other                                                          4              4             20              5
                                                      ------------   ------------    -----------   ------------
    Total                                                      159            121            315            188
    Less Expenses Borne by Investment Advisor:
       I Class                                                  23             21             --             --
       N Class                                                  --             --             --(3)           3
       K Class                                                  --             --             --              7
                                                      ------------   ------------    -----------   ------------
    Net Expenses                                               136            100            315            178
                                                      ------------   ------------    -----------   ------------
  Net Investment Income (Loss)                                  51             66          1,892            (26)
                                                      ------------   ------------    -----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) on:
    Investments                                              2,811            568          1,771          1,736
    Foreign Currency                                           (23)            (6)            72           (114)
  Change in Unrealized Appreciation (Depreciation) on:
    Investments (4)                                         (1,544)           378           (901)        (1,314)
    Foreign Currency and Currency Contracts                     (2)            --             15             (1)
                                                      ------------   ------------    -----------   ------------
  Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions            1,242            940            957            307
                                                      ------------   ------------    -----------   ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      1,293   $      1,006    $     2,849   $        281
                                                      ============   ============    ===========   ============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND WAS $27, $24 AND $19, RESPECTIVELY.
(2)  NET OF BROKER FEES.
(3)  AMOUNT ROUNDS TO LESS THAN $1.
(4) NET OF CAPITAL GAIN WITHHOLDING TAXES OF $5 AND $10 FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND AND THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Statements of Changes in Net Assets

                                                                                  TCW GALILEO                  TCW GALILEO
                                                                                 ASIA PACIFIC                 EMERGING MARKETS
                                                                                 EQUITIES FUND                 EQUITIES FUND
                                                                          --------------------------    --------------------------
                                                                           SIX MONTHS                   SIX MONTHS
                                                                             ENDED                        ENDED
                                                                           APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                                                             2005        OCTOBER 31,        2005       OCTOBER 31,
                                                                          (UNAUDITED)       2004        (UNAUDITED)       2004
                                                                          -----------    -----------    -----------    -----------
                                                                                         DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income                                                   $        51    $        66    $        66    $       184
  Net Realized Gain on Investments and
    Foreign Currency Transactions                                               2,788          1,235            562          3,843
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Transactions                              (1,546)          (964)           378         (2,897)
                                                                          -----------    -----------    -----------    -----------
  Increase in Net Assets Resulting from Operations                              1,293            337          1,006          1,130
                                                                          -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                                                       (72)           (45)          (172)          (153)
  Distributions from Net Realized Gain:
    I Class                                                                      (609)            --             --             --
                                                                          -----------    -----------    -----------    -----------
  Total Distributions to Shareholders                                            (681)           (45)          (172)          (153)
                                                                          -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
  I Class                                                                       3,879           (748)         1,233        (12,193)
  Redemption Fees -- I Class (Note 2)                                              --(1)           2             --(1)           4
                                                                          -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets Resulting from Net Capital
    Share Transactions                                                          3,879           (746)         1,233        (12,189)
                                                                          -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets                                             4,491           (454)         2,067        (11,212)
NET ASSETS
  Beginning of Period                                                          11,678         12,132          8,155         19,367
                                                                          -----------    -----------    -----------    -----------
  End of Period                                                           $    16,169    $    11,678    $    10,222    $     8,155
                                                                          ===========    ===========    ===========    ===========

(1) AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             TCW GALILEO                   TCW GALILEO
                                                                            EMERGING MARKETS            SELECT INTERNATIONAL
                                                                              INCOME FUND               GROWTH EQUITIES FUND
                                                                       --------------------------    --------------------------
                                                                       SIX MONTHS                    SIX MONTHS
                                                                         ENDED                         ENDED
                                                                        APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                                                          2005        OCTOBER 31,       2005        OCTOBER 31,
                                                                       (UNAUDITED)       2004        (UNAUDITED)       2004
                                                                       -----------    -----------    -----------    -----------
                                                                                      DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)                                         $     1,892    $     4,011    $       (26)   $       (46)
  Net Realized Gain on Investments and
    Foreign Currency Transactions                                            1,843          1,623          1,622          4,530
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Transactions                             (886)           215         (1,315)        (3,132)
                                                                       -----------    -----------    -----------    -----------
  Increase in Net Assets Resulting from Operations                           2,849          5,849            281          1,352
                                                                       -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                                                 (1,740)        (3,230)            --             --
  Distributions from Net Realized Gain:
    I Class                                                                 (1,818)       (10,302)            --             --
                                                                       -----------    -----------    -----------    -----------
  Total Distributions to Shareholders                                       (3,558)       (13,532)            --             --
                                                                       -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
  I Class                                                                   13,488         10,572          9,380        (12,265)
  N Class                                                                       --             --(1)          --             --
  K Class                                                                       --             --              5             --
  Redemption Fees -- I Class (Note 2)                                           41             20              3             --(1)
                                                                       -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets Resulting from Net Capital
    Share Transactions                                                      13,529         10,592          9,388        (12,265)
                                                                       -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets                                         12,820          2,909          9,669        (10,913)
NET ASSETS
  Beginning of Period                                                       49,703         46,794         14,293         25,206
                                                                       -----------    -----------    -----------    -----------
  End of Period                                                        $    62,523    $    49,703    $    23,962    $    14,293
                                                                       ===========    ===========    ===========    ===========

(1)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Notes to Financial Statements (Unaudited)

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisers Act of 1940. Societe Generale Asset Management International Ltd. ("SGUK") (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund and the TCW Galileo Select International Growth Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor, SGUK and SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

TCW GALILEO FUND                        INVESTMENT OBJECTIVE
----------------                        ----------------------------------------
NON-DIVERSIFIED EQUITY FUNDS

TCW Galileo Asia Pacific Equities Fund  Seeks long-term capital appreciation by investing in equity securities of
                                        companies in the Asia Pacific Region,
                                        except Australia, Japan, and New
                                        Zealand, or securities convertible into
                                        such equity securities.

TCW Galileo Emerging Markets Equities   Seeks long-term capital appreciation by
  Fund                                  investing in equity securities of
                                        companies in emerging market countries
                                        around the world.

TCW Galileo Select International        Seeks long-term capital appreciation by
  Growth Equities Fund                  investing in equity securities of
                                        non-U.S. companies in both developed and
                                        emerging market countries around the
                                        world.

NON-DIVERSIFIED FIXED INCOME FUND

TCW Galileo Emerging Markets Income     Seeks high total return from current
  Fund                                  income and capital appreciation by
                                        investing in debt securities issued by
                                        emerging market country governments,
                                        their agencies, instrumentalities or
                                        private corporate issuers.

The TCW Galileo Select International Growth Equities Fund offers three classes of shares: I Class, N Class, and K Class. The TCW Galileo Emerging Markets Income Fund offers two classes of shares: I Class and N Class. All other international funds offer only the I class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

On December 14, 2004, the Company announced, after the approval by the Company's Board of Directors, that the TCW Galileo European Growth Equities Fund will be liquidated as of December 31, 2004. The shareholders of the Fund were liquidated with the net asset value per share of $10.00 on December 31, 2004.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

The Company has adopted, after the approval by the Company's Board of Directors, a fair valuation methodology for the funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent "time zone arbitrage." This methodology is designed to address the effect of movements in the U.S. market to the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account the fluctuations in the U.S. market. The fair value model will be done each trading day and will not be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

REDEMPTION FEES: The International Funds impose a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Funds as additional paid-in-capital. For the six months ended April 30, 2005, the redemption fees were as follows (amounts in thousands):

                                                                 REDEMPTION FEES
                                                                 ---------------
TCW Galileo Emerging Markets Income Fund -- I Class                   $ 41
TCW Galileo Select International Growth Equities Fund -- I Class         3

The TCW Galileo Asia Pacific Equities Fund and the TCW Galileo Emerging Markets Equities Fund also received redemption fees for the six months ended April 30, 2005, but the amount is less than $1 (in thousands).

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN TAXES: Each Fund may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

FOREIGN CURRENCY TRANSLATION: The books and records of each fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain or loss. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. See Note 10.

REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There are no repurchase agreements outstanding at April 30, 2005.

SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends per class.

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

NOTE 3 -- SECURITY LENDING

The Funds listed below have outstanding securities on loan at April 30, 2005. The loans were collateralized with cash which were invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                           MARKET VALUE OF
                                                          LOANED SECURITIES  COLLATERAL VALUE
                                                          -----------------  ----------------
TCW Galileo Emerging Markets Equities Fund                    $   950            $   999
TCW Galileo Select International Growth Equities Fund           2,883              3,035

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2005, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                                                                                   TCW GALILEO
                                                                TCW GALILEO      TCW GALILEO      TCW GALILEO        SELECT
                                                                   ASIA           EMERGING         EMERGING       INTERNATIONAL
                                                                  PACIFIC          MARKETS          MARKETS          GROWTH
                                                               EQUITIES FUND    EQUITIES FUND     INCOME FUND     EQUITIES FUND
                                                               -------------    -------------    -------------    -------------
Unrealized Appreciation                                        $         720    $       1,614    $       2,374    $         912
Unrealized (Depreciation)                                               (463)            (227)            (542)            (975)
                                                               -------------    -------------    -------------    -------------
Net Unrealized Appreciation
   (Depreciation)                                              $         257    $       1,387    $       1,832    $         (63)
                                                               =============    =============    =============    =============
Cost of Investments for Federal
   Income Tax Purposes                                         $      15,886    $       9,858    $      54,789    $      26,752
                                                               =============    =============    =============    =============

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

      TCW Galileo Asia Pacific Equities Fund                      1.00%
      TCW Galileo Emerging Markets Equities Fund                  1.00%
      TCW Galileo Emerging Markets Income Fund                    0.75%
      TCW Galileo Select International Growth Equities Fund       0.75%

The operating expenses for I and N Classes are limited to the average of the total expense ratios for comparable funds as reported by Lipper, Inc. ("Lipper Average") for each fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper Average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months' notice. At April 30, 2005 the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

      TCW Galileo Asia Pacific Equities Fund                      2.00%
      TCW Galileo Emerging Markets Equities Fund                  2.01%
      TCW Galileo Emerging Markets Income Fund                    1.50%
      TCW Galileo Select International Growth Equities Fund       1.91%

The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years if the expense ratio falls below the Lipper Average in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of the class for procuring recordkeeping, subaccounting and other administrative services to investors of the class. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisors and other financial intermediaries for providing these services to their customers.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2005, were as follows (amounts in thousands):

                                                                                                                   TCW GALILEO
                                                                TCW GALILEO      TCW GALILEO      TCW GALILEO        SELECT
                                                                   ASIA           EMERGING         EMERGING       INTERNATIONAL
                                                                  PACIFIC          MARKETS          MARKETS          GROWTH
                                                               EQUITIES FUND    EQUITIES FUND     INCOME FUND     EQUITIES FUND
                                                               -------------    -------------    -------------    -------------
Purchases at Cost                                              $      20,358    $       3,720    $      30,214    $      18,996
                                                               =============    =============    =============    =============
Sales Proceeds                                                 $      17,324    $       2,871    $      24,057    $      10,750
                                                               =============    =============    =============    =============

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2005.

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Company's Articles of Incorporation permit the Board of Directors to issue one hundred fifty billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

TCW GALILEO ASIA PACIFIC
   EQUITIES FUND
I CLASS

                                                                    SIX MONTHS ENDED
                                                                      APRIL 30, 2005                       YEAR ENDED
                                                                        (UNAUDITED)                     OCTOBER 31, 2004
                                                            --------------------------------    --------------------------------
                                                                                  AMOUNT                              AMOUNT
                                                                SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                            --------------    --------------    --------------    --------------
Shares Sold                                                      1,538,932    $       15,113            49,577    $          460
Shares Issued upon Reinvestment
   of Dividends                                                     67,398               643             4,620                41
Shares Redeemed                                                 (1,224,272)          (11,877)         (129,651)           (1,249)
                                                            --------------    --------------    --------------    --------------
Net Increase (Decrease)                                            382,058    $        3,879           (75,454)   $         (748)
                                                            ==============    ==============    ==============    ==============

TCW GALILEO EMERGING MARKETS
   EQUITIES FUND
I CLASS

                                                                    SIX MONTHS ENDED
                                                                      APRIL 30, 2005                       YEAR ENDED
                                                                        (UNAUDITED)                     OCTOBER 31, 2004
                                                            --------------------------------    --------------------------------
                                                                                  AMOUNT                              AMOUNT
                                                                SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                            --------------    --------------    --------------    --------------
Shares Sold                                                        156,587    $        1,781           280,183    $        2,776
Shares Issued upon Reinvestment
   of Dividends                                                     14,959               158            16,702               152
Shares Redeemed                                                    (61,337)             (706)       (1,653,634)          (15,121)
                                                            --------------    --------------    --------------    --------------
Net Increase (Decrease)                                            110,209    $        1,233        (1,356,749)   $      (12,193)
                                                            ==============    ==============    ==============    ==============

TCW GALILEO EMERGING MARKETS
   INCOME FUND
I CLASS

                                                                    SIX MONTHS ENDED
                                                                      APRIL 30, 2005                       YEAR ENDED
                                                                        (UNAUDITED)                     OCTOBER 31, 2004
                                                            --------------------------------    --------------------------------
                                                                                  AMOUNT                              AMOUNT
                                                                SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                            --------------    --------------    --------------    --------------
Shares Sold                                                      2,464,158    $       19,897         4,089,355    $       32,332
Shares Issued upon Reinvestment
   of Dividends                                                    363,059             2,905         1,643,587            12,833
Shares Redeemed                                                 (1,152,189)           (9,314)       (4,381,968)          (34,593)
                                                            --------------    --------------    --------------    --------------
Net Increase                                                     1,675,028    $       13,488         1,350,974    $       10,572
                                                            ==============    ==============    ==============    ==============

TCW GALILEO EMERGING MARKETS
   INCOME FUND
N CLASS

                                                                                                          MARCH 1, 2004
                                                                                                        (COMMENCEMENT OF
                                                                    SIX MONTHS ENDED                       OFFERING OF
                                                                     APRIL 30, 2005                  N CLASS SHARES) THROUGH
                                                                       (UNAUDITED)                      OCTOBER 31, 2004
                                                            --------------------------------    --------------------------------
                                                                                  AMOUNT                              AMOUNT
                                                                SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                            --------------    --------------    --------------    --------------
Shares Sold                                                             --    $           --                13    $           --(1)
                                                            --------------    --------------    --------------    --------------
Net Increase                                                            --    $           --                13    $           --(1)
                                                            ==============    ==============    ==============    ==============

(1)  AMOUNTS ROUND TO LESS THAN $1.

TCW GALILEO SELECT INTERNATIONAL GROWTH
   EQUITIES FUND
I CLASS

                                                                    SIX MONTHS ENDED
                                                                      APRIL 30, 2005                       YEAR ENDED
                                                                        (UNAUDITED)                     OCTOBER 31, 2004
                                                            --------------------------------    --------------------------------
                                                                                  AMOUNT                              AMOUNT
                                                                SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                            --------------    --------------    --------------    --------------
Shares Sold                                                        999,237    $        9,982           573,934    $        5,348
Shares Redeemed                                                    (59,108)             (602)       (1,974,022)          (17,613)
                                                            --------------    --------------    --------------    --------------
Net Increase (Decrease)                                            940,129    $        9,380        (1,400,088)   $      (12,265)
                                                            ==============    ==============    ==============    ==============

TCW GALILEO SELECT INTERNATIONAL GROWTH
EQUITIES FUND
K CLASS

                                                                    SIX MONTHS ENDED
                                                                      APRIL 30, 2005                       YEAR ENDED
                                                                        (UNAUDITED)                     OCTOBER 31, 2004
                                                            --------------------------------    --------------------------------
                                                                                  AMOUNT                              AMOUNT
                                                                SHARES        (IN THOUSANDS)        SHARES        (IN THOUSANDS)
                                                            --------------    --------------    --------------    --------------
Shares Sold                                                            440    $            5                --    $           --
                                                            --------------    --------------    --------------    --------------
Net Increase                                                           440    $            5                --    $           --
                                                            ==============    ==============    ==============    ==============

There were no transactions in the TCW Galileo Select International Growth Equities Fund -- N Class shares during the six months ended April 30, 2005 and the year ended October 31, 2004.

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2005.

NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

The fund listed below invested in forward foreign currency contracts during the six months ended April 30, 2005. The contacts are used for the purpose of hedging against foreign exchange risk arising from the fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund's financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at April 30, 2005:

TCW GALILEO EMERGING MARKETS INCOME FUND:

                                                                             UNREALIZED
                                                                            APPRECIATION
EXPIRATION                                                   IN EXCHANGE   (DEPRECIATION)
   DATE      CONTRACT TO BUY OR SELL                          FOR U.S. $    ON CONTRACTS
----------   ---------------------------------------------   -----------   --------------
11/14/2005   Buy Mexico Peso 8,547,000                       $  700,000    $       43,369
11/14/2005   Sell Mexico Peso 8,547,000                         715,081           (28,288)
                                                                           --------------
                                                                           $       15,081
                                                                           ==============

TCW Galileo Asia Pacific Equities Fund

Financial Highlights -- I Class

                                                  SIX MONTHS
                                                     ENDED                             YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005       -------------------------------------------------------
                                                  (UNAUDITED)           2004        2003       2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $         9.09       $   8.92    $   6.61   $   6.20    $   8.16    $   8.37
                                                 --------------       --------    --------   --------    --------    --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                           0.04           0.05        0.02      (0.03)         --(4)    (0.06)
Net Realized and Unrealized Gain (Loss)
   on Investments                                          0.99           0.15        2.29       0.44       (1.69)      (0.15)
                                                 --------------       --------    --------   --------    --------    --------
Total from Investment Operations                           1.03           0.20        2.31       0.41       (1.69)      (0.21)
                                                 --------------       --------    --------   --------    --------    --------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.04)         (0.03)         --         --          --          --
Distributions from Net Realized Gain                      (0.38)            --          --         --       (0.27)         --
                                                 --------------       --------    --------   --------    --------    --------
Total Distributions                                       (0.42)         (0.03)         --         --       (0.27)         --
                                                 --------------       --------    --------   --------    --------    --------
Redemption Fees                                            0.00(4)          --          --         --          --          --
                                                 --------------       --------    --------   --------    --------    --------
Net Asset Value per Share, End of Period         $         9.70       $   9.09    $   8.92   $   6.61    $   6.20    $   8.16
                                                 ==============       ========    ========   ========    ========    ========
Total Return                                              11.40%(3)       2.28%      34.95%      6.61%     (21.33)%     (2.51)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $       16,169(1)    $ 11,678    $ 12,132   $  8,777    $  7,996    $ 12,858
Ratio of Expenses to Average Net Assets (2)                2.01%(1)       2.10%       2.21%      2.13%       2.17%       1.80%
Ratio of Net Investment Income (Loss) to
   Average Net Assets                                      0.75%          0.55%       0.32%     (0.40)%      0.01%      (0.56)%
Portfolio Turnover Rate                                  129.96%(3)     119.25%     137.49%     88.24%      45.49%      79.17%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.36% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 2.45%, 2.48%, 2.18%,
     2.42%, AND 1.94% FOR THE YEARS ENDED OCTOBER 31, 2004, 2003, 2002, 2001,
     AND 2000, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNT ROUNDS TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

TCW Galileo Emerging Markets Equities Fund

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005         -------------------------------------------------------
                                                  (UNAUDITED)             2004         2003       2002       2001        2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $        10.12         $   8.95     $   6.42   $   6.24   $   7.61    $   7.87
                                                 --------------         --------     --------   --------   --------    --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                           0.08             0.11         0.06       0.08       0.07        0.01
Net Realized and Unrealized Gain (Loss)
   on Investments                                          1.16             1.14         2.56       0.18      (1.44)      (0.27)
                                                 --------------         --------     --------   --------   --------    --------
Total from Investment Operations                           1.24             1.25         2.62       0.26      (1.37)      (0.26)
                                                 --------------         --------     --------   --------   --------    --------
LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.20)           (0.08)       (0.09)     (0.08)        --          --
                                                 --------------         --------     --------   --------   --------    --------
Redemption Fees                                            0.00(4)            --           --         --         --          --
                                                 --------------         --------     --------   --------   --------    --------
Net Asset Value per Share, End of Period         $        11.16         $  10.12     $   8.95   $   6.42   $   6.24    $   7.61
                                                 ==============         ========     ========   ========   ========    ========
Total Return                                              12.39%(3)        14.01%       41.32%      4.14%    (18.00)%     (3.30)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $       10,222         $  8,155     $ 19,367   $ 24,504   $ 27,981    $ 35,406
Ratio of Expenses to Average Net Assets                    2.07%(1)(2)      2.11%(1)     1.85%      1.64%      1.65%       1.47%
Ratio of Net Investment Income (Loss) to
   Average Net Assets                                      1.36%(1)         1.12%        0.90%      1.16%      1.03%       0.08%
Portfolio Turnover Rate                                   30.33%(3)       137.15%       47.98%     17.34%     43.10%      84.76%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.50% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 2.12% FOR THE YEAR ENDED OCTOBER 31, 2004.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Financial Highlights -- I Class

                                                  SIX MONTHS
                                                     ENDED                              YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005        --------------------------------------------------------
                                                  (UNAUDITED)            2004         2003       2002       2001        2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $         7.98        $   9.60     $   7.93   $   8.21   $   8.15    $    7.84
                                                 --------------        --------     --------   --------   --------    ---------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (4)                                  0.27            0.61         0.79       0.76       0.78         0.85
Net Realized and Unrealized Gain on Investments            0.17            0.38         1.73       0.25       0.13         0.30
                                                 --------------        --------     --------   --------   --------    ---------
Total from Investment Operations                           0.44            0.99         2.52       1.01       0.91         1.15
                                                 --------------        --------     --------   --------   --------    ---------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                  (0.24)          (0.49)       (0.71)     (0.71)     (0.78)       (0.84)
Distributions from Net Realized Gain                      (0.28)          (2.12)       (0.14)     (0.58)     (0.07)          --
                                                 --------------        --------     --------   --------   --------    ---------
Total Distributions                                       (0.52)          (2.61)       (0.85)     (1.29)     (0.85)       (0.84)
                                                 --------------        --------     --------   --------   --------    ---------
Redemption Fees                                            0.01              --           --         --         --           --
                                                 --------------        --------     --------   --------   --------    ---------
Net Asset Value per Share, End of Period         $         7.91        $   7.98     $   9.60   $   7.93   $   8.21    $    8.15
                                                 ==============        ========     ========   ========   ========    =========
Total Return                                               5.50%(3)       12.53%       33.06%     12.96%     11.77%       15.12%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $       62,523        $ 49,703     $ 46,794   $ 81,758   $ 21,374    $ 110,961
Ratio of Expenses to Average Net Assets                    1.11%(1)        1.20%        1.07%      1.10%      1.08%        0.99%
Ratio of Net Investment Income to Average
  Net Assets                                               6.72%(1)        7.74%        8.76%      9.52%      9.50%       10.22%
Portfolio Turnover Rate                                   56.10%(3)       79.63%      115.50%     73.13%     58.46%      109.20%

(1)  ANNUALIZED.
(2) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY$ 0.107, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY$ 0.107, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.18% TO 9.52%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Financial Highlights -- N Class

                                                                                MARCH 1, 2004
                                                                              (COMMENCEMENT OF
                                                         SIX MONTHS              OFFERING OF
                                                            ENDED              N CLASS SHARES)
                                                       APRIL 30, 2005              THROUGH
                                                         (UNAUDITED)          OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period        $            8.30       $            7.72
                                                      -----------------       -----------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (5)                                          0.04                    0.27
Net Realized and Unrealized Gain on Investments                    0.40                    0.31
                                                      -----------------       -----------------
Total from Investment Operations                                   0.44                    0.58
                                                      -----------------       -----------------
Net Asset Value per Share, End of Period              $            8.74       $            8.30
                                                      =================       =================
Total Return                                                       5.30%(6)                7.51%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)              $              --(4)    $              (4)
Ratio of Expenses to Average Net Assets (3)                        1.50%(2)                1.50%(2)
Ratio of Net Investment Income to Average Net Assets               0.82%(2)                5.24%(2)
Portfolio Turnover Rate                                           56.10%(6)               79.63%(7)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.87% FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND 22.68% FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2004.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(7)  REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights -- I Class

                                                  SIX MONTHS
                                                     ENDED                                 YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2005        ---------------------------------------------------------
                                                  (UNAUDITED)            2004         2003       2002       2001         2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $         9.44        $   8.65     $   6.92    $   8.32   $  14.25     $  13.67
                                                 --------------        --------     --------    --------   --------     --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                          (0.01)          (0.03)          --(4)     0.01       0.79         1.93
Net Realized and Unrealized Gain (Loss)
   on Investments                                          0.33            0.82         1.73       (1.41)     (5.07)       (0.80)
                                                 --------------        --------     --------    --------   --------     --------
Total from Investment Operations                           0.32            0.79         1.73       (1.40)     (4.28)        1.13
                                                 --------------        --------     --------    --------   --------     --------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                     --              --           --          --      (1.65)          --
Distributions from Net Realized Gain                         --              --           --          --         --        (0.55)
                                                 --------------        --------     --------    --------   --------     --------
Total Distributions                                          --              --           --          --      (1.65)       (0.55)
                                                 --------------        --------     --------    --------   --------     --------
Net Asset Value per Share, End of Period         $         9.76        $   9.44     $   8.65    $   6.92   $   8.32     $  14.25
                                                 ==============        ========     ========    ========   ========     ========
Total Return                                               3.39%(3)        9.13%       25.00%     (16.83)%   (33.69)%       8.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $       23,958        $ 14,293     $ 25,206    $ 36,661   $ 43,230     $ 46,909
Ratio of Expenses to Average Net Assets                    1.64%(1)        1.72%(2)     1.58%       1.17%      0.90%(2)     0.25%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                                  (0.23)%(1)      (0.36)%       0.02%       0.16%      7.45%       12.28%
Portfolio Turnover Rate                                   49.80%(3)      101.73%       92.92%     123.93%    193.27%       36.08%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.50% AND 1.14% FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2001, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNT ROUNDS TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights -- N Class

                                                                                                          FEBRUARY 1, 2003
                                                                                                          (COMMENCEMENT OF
                                                                SIX MONTHS                                   OFFERING OF
                                                                   ENDED                YEAR ENDED        N CLASS SHARES)
                                                              APRIL 30, 2005            OCTOBER 31,           THROUGH
                                                                (UNAUDITED)                2004           OCTOBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period               $            9.44       $            8.65   $            6.56
                                                             -----------------       -----------------   -----------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                                         (0.01)                   0.67                0.02
Net Realized and Unrealized Gain on Investments                           0.33                    0.12                2.07
                                                             -----------------       -----------------   -----------------
Total from Investment Operations                                          0.32                    0.79                2.09
                                                             -----------------       -----------------   -----------------
Net Asset Value per Share, End of Period                     $            9.76       $            9.44   $            8.65
                                                             =================       =================   =================
Total Return                                                              3.39%(7)                9.13%              31.86%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands) (4)                 $              --       $              --   $              --
Ratio of Expenses to Average Net Assets (3)                               1.78%(2)                1.72%               1.74%(2)
Ratio of Net Investment Income (Loss) to Average Net Assets              (0.12)%(2)               7.10%               0.43%(2)
Portfolio Turnover Rate                                                  49.80%(7)              101.73%              92.92%(6)

(1) FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 4,595.98% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 1,241.21% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 7,514.10% FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(6)  REPRESENTS THE FUND'S TURNOVER FOR THE YEAR ENDED OCTOBER 31, 2003.
(7) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights-- K Class

                                                                                                             NOVEMBER 1, 2002
                                                                                                             (COMMENCEMENT OF
                                                                SIX MONTHS                                      OFFERING OF
                                                                   ENDED                YEAR ENDED           K CLASS SHARES)
                                                              APRIL 30, 2005            OCTOBER 31,              THROUGH
                                                                (UNAUDITED)                2004              OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period               $            9.44       $            8.65      $            6.92
                                                             -----------------       -----------------      -----------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                                         (0.01)                   0.01                   0.03
Net Realized and Unrealized Gain on Investments                           0.31                    0.78                   1.70
                                                             -----------------       -----------------      -----------------
Total from Investment Operations                                          0.30                    0.79                   1.73
                                                             -----------------       -----------------      -----------------
Net Asset Value per Share, End of Period                     $            9.74       $            9.44      $            8.65
                                                             =================       =================      =================

Total Return                                                              3.18%(3)                9.13%                 25.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                     $               4       $              --(4)   $              (4)
Ratio of Expenses to Average Net Assets (2)                               2.03%(1)                1.72%                  1.74%
Ratio of Net Investment Income (Loss) to Average Net Assets             (0.20)%(1)                0.10%                  0.35%
Portfolio Turnover Rate                                                  49.80%(3)              101.73%                 92.92%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC PLUS 0.25% OF THE FUND/CLASS AVERAGE DAILY NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS' NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 433.01% FOR THE SIX MONTHS ENDED APRIL 30, 2005, 12,698.72% FOR THE YEAR ENDED OCTOBER 31, 2004 AND 2.23% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2005 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Shareholder Expenses (Unaudited)                                  April 30, 2005

As a shareholder of a TCW Galileo Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Galileo Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of$ 1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an$ 8,600 account value divided by$ 1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                               EXPENSES PAID
                                                 BEGINNING             ENDING                                  DURING PERIOD
                                               ACCOUNT VALUE        ACCOUNT VALUE          ANNUALIZED       (NOVEMBER 1, 2004 TO
TCW GALILEO FUNDS, INC.                       NOVEMBER 1, 2004     APRIL 30, 2005        EXPENSE RATIO         APRIL 30, 2005)
-----------------------                     -------------------  -------------------  -------------------   --------------------
TCW GALILEO ASIA PACIFIC EQUITIES FUND
I CLASS SHARES
Actual                                      $          1,000.00  $          1,114.00                 2.01%  $              10.48
Hypothetical (5% return before expenses)               1,000.00             1,014.70                 2.01%                  9.99

TCW GALILEO EMERGING MARKETS EQUITIES FUND
I CLASS SHARES
Actual                                      $          1,000.00  $          1,123.90                 2.07%  $              10.84
Hypothetical (5% return before expenses)               1,000.00             1,014.40                 2.07%                 10.28

TCW GALILEO EMERGING MARKETS INCOME FUND
I CLASS SHARES
Actual                                      $          1,000.00  $          1,055.00                 1.11%  $               5.62
Hypothetical (5% return before expenses)               1,000.00             1,019.20                 1.11%                  5.53

N CLASS SHARES
Actual                                      $          1,000.00  $          1,053.00                 1.50%  $               7.59
Hypothetical (5% return before expenses)               1,000.00             1,017.30                 1.50%                  7.46

TCW GALILEO SELECT INTERNATIONAL GROWTH
EQUITIES FUND
I CLASS SHARES
Actual                                      $          1,000.00  $          1,033.90                 1.64%  $               8.22
Hypothetical (5% return before expenses)               1,000.00             1,016.60                 1.64%                  8.15

N CLASS SHARES
Actual                                      $          1,000.00  $          1,033.90                 1.78%  $               8.93
Hypothetical (5% return before expenses)               1,000.00             1,015.90                 1.78%                  8.85

K CLASS SHARES
Actual                                      $          1,000.00  $          1,031.80                 2.03%  $              10.17
Hypothetical (5% return before expenses)               1,000.00             1,014.60                 2.03%                 10.08

TCW Galileo Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

DISCLOSURE OF PROXY VOTING GUIDELINES

The proxy voting guidelines of the Advisor are available:

     1. By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
     2. By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

     1. By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
     2. By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

     1. By going to the SEC website at http://www.sec.gov.; or

     2. By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

TCW Galileo Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements

TCW Galileo Funds, Inc. (the "Company") and TCW Investment Management Company (the "Adviser") are parties to an Investment Management and Advisory Agreement ("Advisory Agreement"), pursuant to which the Adviser is responsible for managing the investments of each separate investment series (each, a "Fund") of the Company. The Adviser has entered into agreements ("Sub-Advisory Agreements") with Societe Generale Asset Management International Limited to act as a sub-adviser to the Emerging Markets Equities and Select International Growth Equities Funds, and with SG Asset Management (Singapore) Ltd. (collectively with Societe Generale Asset Management International Limited, the "Sub-Advisers") to act as sub-adviser to the Asia Pacific Equities Fund. At a meeting held on April 28, 2005, the Board of Directors of the Company re-approved the Advisory Agreement with respect to each portfolio and the Sub-Advisory Agreements with respect to the Emerging Markets Equities, Select International Growth Equities, and Asia Pacific Equities Funds. The Adviser and the Sub-Advisers provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in approving the Advisory Agreement and the Sub-Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

APPROVAL OF ADVISORY AGREEMENT

In evaluating the Advisory Agreement, the Board of Directors, including the Independent Directors, considered the following factors, among others:

     - The Board considered the benefits to shareholders of continuing to retain the Adviser as the adviser to the Company, particularly in light of the nature, extent, and quality of services provided by the Adviser. The Board considered the ability of the Adviser to provide an appropriate level of support and resources to the Company and whether the Adviser has sufficiently qualified personnel. The Board noted the background and experience of the Adviser's senior management, and that the expertise of and amount of attention expected to be given to the Company by the Adviser is substantial. The Board considered the Adviser's ability to attract and retain qualified business professionals. The Board also considered the breadth of the Adviser's compliance program as well as the Adviser's compliance operations with respect to the Company, including measures recently taken by the Adviser to assist the Company in complying with Rule 38a-1 under the Investment Company Act of 1940. In this regard, the Board noted the significant efforts of the Adviser's compliance staff in developing and administering the Company's compliance program. The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Company by the Adviser under the Advisory Agreement.

     - The Board considered information about each Fund's historical performance. The Board was provided with a report prepared by an independent third party (the "Report") which provided a comparative analysis of the performance of each Fund to similar funds and relevant market indices, including the recent, medium and long-term performance of each Fund. The Board also reviewed information in the Report regarding the performance and expense levels of the Funds as compared to other funds in each Fund's peer group, and considered the rankings given the Funds in the Report.

     - The Board considered information in the Report and in materials prepared by the Adviser regarding the advisory fees charged under other investment advisory contracts with the Adviser and other investment advisers for other registered investment companies or other types of clients. Based on their evaluation of this information, the Board concluded that when compared with the management fees and total expenses charged by funds in their peer groups, the contractual management fees and expenses of each of the Funds are reasonable.

     - The Board considered the cost of services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Company, including the overall financial soundness of the Adviser. The Board reviewed profitability information provided by the Adviser. The Board considered that the Adviser agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund's I and N Classes to the extent necessary to limit the operating expenses of these Classes to an amount not to exceed the trailing monthly expense ratio for comparable funds as calculated by Lipper, Inc. The Board also considered that the Adviser agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund's K Class to the extent necessary to limit the operating expenses of that Class in an amount not to exceed the trailing monthly expense ratio for comparable funds as calculated by Lipper, Inc. plus 25 basis points. The Board concluded that the compensation payable under the Advisory Agreement with respect to each Fund is fair and bears a reasonable relationship to the services rendered.

     - The Board considered the potential of the Adviser to experience economies of scale as the Funds grow in size. The Board further noted that the Adviser has agreed to reduce its investment advisory fee or to pay the operating expenses of each Fund to the extent necessary to limit the Fund's operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper, Inc.

     - The Board considered ancillary benefits to be received by the Adviser and its affiliates as a result of the Adviser's relationship with the Company, including soft dollar arrangements. The Board noted that, in addition to the fees the Adviser received under the Advisory Agreement, the Adviser could receive additional benefits from the Funds in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Adviser from its relationship with the Funds included benefits which were consistent with those generally derived by sub-advisers to mutual funds.

APPROVAL OF SUB-ADVISORY AGREEMENTS

For each Fund for which the Adviser utilizes a Sub-Adviser pursuant to a Sub-Advisory Agreement (the Asia Pacific Equities Fund, Emerging Markets Equities Fund and Select International Growth Equities Fund), the Board evaluated the applicable Agreement principally with reference to the following factors: (i) the nature, extent and quality of the services to be provided by the Sub-Adviser; (ii) the investment performance of the applicable Fund and the Sub-Adviser; (iii) the reasonableness of compensation paid under the Sub-Advisory Agreement and a comparative analysis of expense ratios of, and advisory and sub-advisory fees paid by, similar peer funds and other funds or accounts managed by the Sub-Adviser; (iv) the cost of services provided and profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (v) the extent to which the fees to be paid to the Sub-Adviser reflect economies of scale; and (vi) if applicable, any benefits derived or to be derived by the Sub-Adviser from a relationship with the Fund, such as soft dollar arrangements. The Board of Directors also considered the ability of each Sub-Adviser to provide an appropriate level of support and resources to the Fund(s) sub-advised by that Sub-Adviser and whether the Sub-Adviser has sufficiently qualified personnel. The Board also considered the overall financial soundness of each Sub-Adviser as it relates to the ability of the Sub-Adviser to provide services to the Fund(s) it sub-advises.

The Board considered the following factors in approving the Sub-Adviser
Agreements:

     - The Board considered the benefits to shareholders of continuing to retain each Sub-Adviser, particularly in light of the nature, extent, and quality of services provided by the Sub-Adviser. The Board considered the quality of the management services provided to the applicable Funds over both the short and long term and the organizational depth and stability of the firm, including the background and experience of each Sub-Adviser's senior management and the expertise of and amount of attention expected to be given to the Funds by each Sub-Adviser's respective portfolio management team. The Board noted that each Sub-Adviser was chosen based on its expertise in certain foreign securities markets, and that this expertise is integral to the investment strategy of the Funds. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also considered each Sub-Adviser's compliance operations with respect to the Funds, including the assessment of each Sub-Adviser's compliance program by the Company's Chief Compliance Officer as required under Rule 38a-1 of the Investment Company Act of 1940.

     - The Board considered information about each Fund's historical performance. The Board reviewed the Report, which provided a comparative analysis of the performance of each Fund to similar funds and relevant market indices, including the recent, medium and long-term performance of each Fund. The Board also reviewed information in the Report regarding the performance and expense levels of the Funds as compared to other funds in each Fund's peer group, and considered the rankings given the Funds in the Report. In considering the Funds' performance the Board noted that the small asset sizes of the Asia Pacific Equities Fund, Emerging Markets Equities Fund and Select International Growth Equities Fund lead to those Funds having increased expense ratios, which may have negatively impacted the performance of those Funds. The Board also considered that the Emerging Markets Equities Fund had recently undergone changes in portfolio management personnel.

     - The Board considered information regarding the advisory fees charged under other investment advisory contracts, such as contracts of other investment advisers with other registered investment companies or other types of clients. Based on their evaluation of this information, the Board concluded that the fees payable under the Sub-Advisory Agreements were reasonable when compared to investment management fees paid by comparable funds and paid by other investment accounts managed by the Sub-Adviser. - The Board considered the extent to which economies of scale would be realized as assets of the Funds grew. The Board concluded that at the current time, given the Funds' asset levels, the current fee structures reflected in each Sub-Advisory Agreement were appropriate.

After consideration of these factors, the Board found that: (i) the compensation payable under each of the Sub-Advisory Agreements bears a reasonable relationship to the services to be rendered and are fair and reasonable; and
(ii) each of the Sub-Advisory Agreements are in the best interests of the Funds and their shareholders.

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

Patrick C. Haden
Director and Chairman of the Board

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Alvin R. Albe, Jr.
President and Chief Executive Officer

Charles W. Baldiswieler
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Dennis J. McCarthy
Senior Vice President

Ronald R. Redell
Senior Vice President

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

David S. DeVito
Treasurer and Chief Financial Officer

George N. Winn
Assistant Treasurer


INVESTMENT ADVISOR

TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS

Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

CUSTODIAN & ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017


GALsarINT0405

ITEM 2.   CODE OF ETHICS. Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. No material changes have been made to Registrant's procedures by which shareholders may recommend nominees to registrant's Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

          (a) Not applicable

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       TCW Galileo Funds, Inc.

By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                   -------------------------------
                                   Alvin R. Albe, Jr.
                                   Chief Executive Officer

Date                               July 7, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                            /s/ Alvin R. Albe, Jr.
                                   -------------------------------
                                   Alvin R. Albe, Jr.
                                   Chief Executive Officer

Date                               July 7, 2005

By (Signature and Title)
                                            /s/ David S. DeVito
                                   ----------------------------
                                   David S. DeVito
                                   Chief Financial Officer

Date                               July 7, 2005